Cash flows reconciliation	6 Months Ended
Jun. 30, 2024
Cash Flows Reconciliation
Cash flows reconciliation

9. Cash flows reconciliation

a) Cash flow from operating activities

		Six-month period ended June 30,
	Notes	2024	2023
Cash flow from operating activities:
Income before income taxes		4,870	5,016
Adjusted for:
Equity results and other results in associates and joint ventures	14	(236)	50
Impairment and results on disposal of non-current assets, net	5(c)	(1,004)	70
Review of estimates related to Brumadinho	23	(20)	140
Review of estimates related to de-characterization of dams	25	(131)	-
Depreciation, depletion and amortization		1,507	1,435
Financial results, net	6	1,689	687
Changes in assets and liabilities:
Accounts receivable	10	1,768	1,439
Inventories	11	(461)	(520)
Suppliers and contractors	12	(150)	465
Other assets and liabilities, net		(1,000)	(1,243)
Cash flow from operations		6,832	7,539

b) Cash flow from investing activities

		Six-month period ended June 30,
	Notes	2024	2023
Proceeds from the partial disposal of VBML shares	15(b)	2,455	-
Proceeds from the partial disposal of PTVI shares	15(a)	155	-
Proceeds from the divestment of Companhia Siderúrgica do Pecém	15(f)	-	1,082
Cash contribution to Companhia Siderúrgica do Pecém	15(f)	-	(1,149)
Cash received (payments) from disposal of investments, net		2,610	(67)

c) Reconciliation of debt to cash flows arising from financing activities

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total
December 31, 2023	7,474	250	4,747	12,471
Additions	1,000	-	960	1,960
Payments	(51)	(24)	(517)	(592)
Interest paid (i)	(227)	(11)	(159)	(397)
Cash flow from financing activities	722	(35)	284	971
Effect of exchange rate	(53)	(30)	29	(54)
Interest accretion	227	11	144	382
Non-cash changes	174	(19)	173	328
June 30, 2024	8,370	196	5,204	13,770

December 31, 2022	6,497	280	4,404	11,181
Additions	1,500	-	300	1,800
Payments	(517)	(38)	(65)	(620)
Interest paid (i)	(237)	(16)	(116)	(369)
Cash flow from financing activities	746	(54)	119	811
Effect of exchange rate	7	34	3	44
Interest accretion	234	16	131	381
Non-cash changes	241	50	134	425
June 30, 2023	7,484	276	4,657	12,417

(i)	Classified as operating activities in the statement of cash flows.

Funding

•	In June 2024, the Company issued bonds of US$1 billion with a coupon of 6.45% per year, payable semi-annually, and maturing in 2054. In July 2024 (subsequent event), Vale redeemed notes with maturity date in 2026, 2036 and 2039, in the total amount of US$970 and paid a premium of US$38.

•	In April 2024, the Company contracted a loan of US$90 with the Canadian Imperial Bank of Commerce (“CIBC”) indexed to SOFR plus spread adjustments and maturing in 2024.

•	In March 2024, the Company contracted a loan of US$360 with the Japan Bank of International Cooperation (“JBIC”) indexed to SOFR plus spread adjustments and maturing in 2035.

•	In March 2024, the Company contracted a loan of US$60 with the CIBC indexed to SOFR plus spread adjustments and maturing in 2024.

•	In February 2024, the Company contracted a loan of US$166 with Banco Santander indexed to SOFR plus spread adjustments and maturing in 2025.

•	In February 2024, the Company contracted a loan of US$34 with Credit Agricole Bank indexed to SOFR plus spread adjustments and maturing in 2025.

•	From January to February 2024, the Company contracted a loan of US$250 with Banco Bradesco with a fixed rate maturing in 2025.

•	In March 2023, the Company contracted a loan of US$300 with the Industrial and Commercial Bank of China Limited, Panama Branch (“ICBC”) indexed to SOFR plus spread adjustments and maturing in 2028.

•	In June 2023, Vale issued notes of US$1,500 with a coupon of 6.125% per year, payable semi-annually, and maturing in 2033.

Payments

•	In January 2024, the Company paid principal and interest of debentures, in the amount of U$46.

•	In January 2023, the Company paid principal and interest of debentures, in the amount of U$24.

•	In June 2023, Vale redeemed notes with maturity date in 2026, 2036 and 2039, in the total amount of US$500 and paid a premium of US$22, recorded as “Bond premium repurchase” in the financial results for the three-month period ended June 30, 2023.

d) Non-cash transactions

	Six-month period ended June 30,
	2024	2023
Non-cash transactions:
Additions to PP&E with capitalized loans and borrowing costs	13	10